Subsequent Events (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Foreign bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Feb. 03, 2020
Maturity	Feb. 03, 2025
Interest rate (%)	2.13%	2.13%
Amounts issued for the subsequent period | $		$ 300,000
#54-1 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 25, 2020
Maturity	Feb. 25, 2040
Interest rate (%)	1.53%	1.53%
Amounts issued for the subsequent period	₩ 50,000
#54-2 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 25, 2020
Maturity	Feb. 25, 2050
Interest rate (%)	1.53%	1.53%
Amounts issued for the subsequent period	₩ 120,000
#55 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Mar. 18, 2020
Maturity	Mar. 18, 2040
Interest rate (%)	1.59%	1.59%
Amounts issued for the subsequent period	₩ 80,000
#55-1 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 02, 2020
Maturity	Apr. 02, 2040
Interest rate (%)	1.80%	1.80%
Amounts issued for the subsequent period	₩ 50,000
#55-2 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 02, 2020
Maturity	Apr. 02, 2050
Interest rate (%)	1.80%	1.80%
Amounts issued for the subsequent period	₩ 50,000
Foreign short-term borrowing 1
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Feb. 06, 2020
Maturity	May 06, 2020
Interest rate (%)	1.97%	1.97%
Amounts issued for the subsequent period | $		$ 24,658
Foreign short-term borrowing 2
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Feb. 06, 2020
Maturity	May 26, 2020
Interest rate (%)	1.86%	1.86%
Amounts issued for the subsequent period | $		$ 7,329